Bank Borrowings	12 Months Ended
Dec. 31, 2025
Bank Borrowings [Abstract]
Bank Borrowings

9. Bank Borrowings

Bank borrowings are working capital loans from banks in China. Short-term bank borrowings as of December 31, 2025 consisted of the following:

Lender	Company	Rate	Issuance Date	Expiration Date	Amount- RMB	Amount- US$
Jiangsu Yangzhou Rural Commercial Bank	Jiangsu Huadong	2.46%	2025/1/14	2026/1/12*	10,000,000	1,429,981
Bank of China	Jiangsu Huadong	2.40%	2025/3/5	2026/5/4**	4,950,000	707,841
Bank of Communications	Jiangsu Huadong	2.25%	2025/6/18	2026/6/18**	1,000,000	142,998
Bank of Communications	Jiangsu Huadong	2.25%	2025/6/24	2026/6/24**	4,000,000	571,992
China Everbright Bank	Jiangsu Huadong	2.25%	2025/5/22	2026/11/22	4,900,000	700,691
CITIC Bank	Yangzhou Huada	2.30%	2025/9/26	2026/9/26	10,000,000	1,429,980
Bank of Communications	Yangzhou Huada	2.50%	2025/3/20	2026/3/18**	3,000,000	428,994
China Minsheng Bank	Yangzhou Huada	2.20%	2025/6/30	2026/6/30	5,000,000	714,990
China Zhe Shang Bank	Yangzhou Huada	2.11%	2025/6/24	2026/6/24**	5,000,000	714,990
China Zhe Shang Bank	Yangzhou Huada	2.11%	2025/9/19	2026/9/19	5,000,000	714,990
Agricultural Bank of China	Jiangsu Yada	2.35%	2025/4/14	2026/4/10**	10,000,000	1,429,983
Total					62,850,000	8,987,430

*	These loans were repaid upon maturity.

**	These loans were repaid in full prior to their contractual maturity dates.

Short-term bank borrowings as of December 31, 2024 consisted of the following:

Lender	Company	Rate	Issuance Date	Expiration Date	Amount- RMB	Amount- US$
Jiangsu Yangzhou Rural Commercial Bank	Jiangsu Huadong	3.30%	2024/2/1	2025/1/31	5,000,000	684,997
Bank of China	Jiangsu Huadong	2.42%	2024/3/11	2025/3/10	5,000,000	684,997
Bank of Communications	Jiangsu Huadong	2.55%	2024/4/23	2025/4/23	9,000,000	1,232,995
Bank of Jiangsu	Jiangsu Huadong	2.60%	2024/12/23	2025/12/15	10,000,000	1,369,994
CITIC Bank	Yangzhou Huada	2.70%	2024/9/26	2025/9/25	5,000,000	684,997
CITIC Bank	Yangzhou Huada	2.70%	2024/9/30	2025/9/25	5,000,000	684,997
Industrial and Commercial Bank of China	Jiangsu Yada	3.45%	2024/2/22	2025/2/21	9,000,000	1,232,995
Agricultural Bank of China	Jiangsu Yada	2.70%	2024/10/24	2025/10/23	10,000,000	1,369,994
Total					58,000,000	7,945,966

Interest expense was $241,523, $247,615 and $250,781 for the years ended December 31, 2025, 2024 and 2023, respectively.

The Company’s short-term bank borrowings are pledged by the Company’s assets and guaranteed by the Company’s major shareholders Yongjun Liu, Yin Liu, Kai Liu and its subsidiary Jiangsu Yada.

The carrying values of the Company’s pledged assets to secure short-term borrowings by the Company are as follows:

	December 31, 2025	December 31, 2024
	US$	US$
Buildings, net	1,622,619	1,062,792